Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

17. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Accrued expenses	2,443,882	9,364,075	1,194,398
Other payables	—	887,379	113,187
Deposit paid	—	500,000	63,776
Total	2,443,882	10,751,454	1,371,361